Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
September 30, 2023
SVI-NPRT1-1123
1.9896350.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	967	30,344
ATN International, Inc.	8,643	272,773
Bandwidth, Inc. (a)	14,061	158,467
Cogent Communications Group, Inc.	12,648	782,911
Consolidated Communications Holdings, Inc. (a)	52,112	178,223
EchoStar Holding Corp. Class A (a)	26,459	443,188
Globalstar, Inc. (a)(b)	66,715	87,397
IDT Corp. Class B (a)	2,973	65,555
Liberty Latin America Ltd.:
Class A (a)	17,747	144,816
Class C (a)	122,269	997,715
Lumen Technologies, Inc. (b)	786,929	1,117,439
		4,278,828
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)	14,214	260,827
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,949	25,008
Class B (a)	41,777	328,785
Madison Square Garden Entertainment Corp.	5,109	168,137
Marcus Corp. (b)	18,616	288,548
Playstudios, Inc. Class A (a)	66,877	212,669
Reservoir Media, Inc. (a)(b)	14,485	88,359
Sphere Entertainment Co. (a)	20,380	757,321
Vivid Seats, Inc. Class A (a)	13,698	87,941
		2,217,595
Interactive Media & Services - 0.5%
Bumble, Inc. (a)	79,391	1,184,514
DHI Group, Inc. (a)	32,945	100,812
Eventbrite, Inc. (a)	6,165	60,787
EverQuote, Inc. Class A (a)	1,332	9,630
fuboTV, Inc. (a)(b)	223,049	595,541
Liberty TripAdvisor Holdings, Inc. (a)	202	5,931
MediaAlpha, Inc. Class A (a)	2,786	23,012
Nextdoor Holdings, Inc. (a)	47,435	86,332
Outbrain, Inc. (a)	31,570	153,746
System1, Inc. (a)(b)	23,781	28,775
TrueCar, Inc. (a)	67,584	139,899
Vimeo, Inc. (a)	103,549	366,563
Ziff Davis, Inc. (a)	28,306	1,802,809
		4,558,351
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	69,139	196,355
AMC Networks, Inc. Class A (a)	23,795	280,305
Boston Omaha Corp. (a)	17,344	284,268
Cardlytics, Inc. (a)(b)	26,439	436,244
Clear Channel Outdoor Holdings, Inc. (a)	293,898	464,359
Daily Journal Corp. (a)	840	246,960
E.W. Scripps Co. Class A (a)	24,064	131,871
Emerald Holding, Inc. (a)(b)	11,926	53,906
Gannett Co., Inc. (a)	113,582	278,276
Gray Television, Inc.	60,708	420,099
iHeartMedia, Inc. (a)(b)	79,249	250,427
John Wiley & Sons, Inc. Class A	33,427	1,242,482
Magnite, Inc. (a)	60,480	456,019
PubMatic, Inc. (a)	27,727	335,497
Scholastic Corp.	21,437	817,607
Sinclair, Inc. Class A (b)	21,937	246,133
Stagwell, Inc. (a)	62,151	291,488
TEGNA, Inc.	157,978	2,301,739
Thryv Holdings, Inc. (a)	23,767	446,107
Urban One, Inc.:
Class A (a)	4,632	23,253
Class D (non-vtg.) (a)	11,120	55,934
WideOpenWest, Inc. (a)	39,662	303,414
		9,562,743
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	47,347	564,850
Shenandoah Telecommunications Co.	37,940	781,943
Spok Holdings, Inc.	14,276	203,719
Telephone & Data Systems, Inc.	77,533	1,419,629
Tingo Group, Inc. (a)(b)	94,801	97,171
		3,067,312
TOTAL COMMUNICATION SERVICES		23,684,829
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 1.4%
Adient PLC (a)	74,642	2,739,361
American Axle & Manufacturing Holdings, Inc. (a)	89,044	646,459
Atmus Filtration Technologies, Inc. (b)	4,574	95,368
Cooper-Standard Holding, Inc. (a)	8,958	120,216
Dana, Inc.	101,253	1,485,382
Holley, Inc. (a)(b)	41,541	207,290
LCI Industries	12,086	1,419,138
Modine Manufacturing Co. (a)	14,529	664,702
Patrick Industries, Inc.	14,647	1,099,404
Solid Power, Inc. (a)(b)	120,491	243,392
Standard Motor Products, Inc.	16,413	551,805
Stoneridge, Inc. (a)	16,784	336,855
The Goodyear Tire & Rubber Co. (a)	220,006	2,734,675
		12,344,047
Automobiles - 0.2%
Winnebago Industries, Inc.	23,124	1,374,722
Workhorse Group, Inc. (a)(b)	134,001	55,530
		1,430,252
Broadline Retail - 0.0%
Big Lots, Inc.	22,403	114,479
ContextLogic, Inc. (a)(b)	17,122	75,508
Savers Value Village, Inc.	10,054	187,708
		377,695
Distributors - 0.0%
Weyco Group, Inc.	4,724	119,753
Diversified Consumer Services - 0.7%
2U, Inc. (a)	58,609	144,764
Adtalem Global Education, Inc. (a)(b)	34,183	1,464,742
Chegg, Inc. (a)	12,765	113,864
European Wax Center, Inc. (a)(b)	1,757	28,463
Graham Holdings Co.	2,796	1,630,068
Laureate Education, Inc. Class A	15,896	224,134
Lincoln Educational Services Corp. (a)	19,071	161,150
Perdoceo Education Corp.	52,528	898,229
Strategic Education, Inc.	17,793	1,338,923
Universal Technical Institute, Inc. (a)	21,167	177,379
WW International, Inc. (a)	42,610	471,693
		6,653,409
Hotels, Restaurants & Leisure - 0.9%
Bally's Corp. (a)	10,030	131,493
Biglari Holdings, Inc. Class B (a)	551	91,466
BJ's Restaurants, Inc. (a)	6,539	153,405
Bluegreen Vacations Holding Corp. Class A	1,600	58,688
Bowlero Corp. Class A (a)(b)	3,160	30,399
Brinker International, Inc. (a)	2,711	85,640
Carrols Restaurant Group, Inc. (a)	28,494	187,775
Century Casinos, Inc. (a)	3,338	17,124
Chuy's Holdings, Inc. (a)	2,485	88,416
Denny's Corp. (a)	8,604	72,876
Dine Brands Global, Inc.	1,155	57,115
El Pollo Loco Holdings, Inc.	22,267	199,290
Everi Holdings, Inc. (a)	24,796	327,803
Fiesta Restaurant Group, Inc. (a)	13,562	114,735
First Watch Restaurant Group, Inc. (a)	10,405	179,902
Full House Resorts, Inc. (a)	3,102	13,246
Krispy Kreme, Inc. (b)	46,840	584,095
Life Time Group Holdings, Inc. (a)(b)	24,170	367,626
Light & Wonder, Inc. Class A (a)	37,816	2,697,415
Lindblad Expeditions Holdings (a)	24,715	177,948
Mondee Holdings, Inc. (a)	4,808	17,165
Nathan's Famous, Inc.	122	8,621
Papa John's International, Inc. (b)	5,593	381,554
Red Rock Resorts, Inc.	16,837	690,317
Sabre Corp. (a)	194,305	872,429
SeaWorld Entertainment, Inc. (a)	1,493	69,051
Six Flags Entertainment Corp. (a)	11,704	275,161
Sweetgreen, Inc. Class A (a)	14,859	174,593
Xponential Fitness, Inc. (a)(b)	2,869	44,470
		8,169,818
Household Durables - 2.9%
Beazer Homes U.S.A., Inc. (a)	23,038	573,877
Century Communities, Inc.	22,249	1,485,788
Dream Finders Homes, Inc. (a)(b)	11,452	254,578
Ethan Allen Interiors, Inc. (b)	17,985	537,752
GoPro, Inc. Class A (a)	100,013	314,041
Green Brick Partners, Inc. (a)	13,926	578,068
Helen of Troy Ltd. (a)	18,822	2,193,892
Hooker Furnishings Corp.	8,432	164,002
Hovnanian Enterprises, Inc. Class A (a)	3,777	383,970
iRobot Corp. (a)	2,029	76,899
KB Home	56,680	2,623,150
La-Z-Boy, Inc.	34,076	1,052,267
Landsea Homes Corp. (a)	10,509	94,476
Legacy Housing Corp. (a)(b)	7,843	152,233
LGI Homes, Inc. (a)	15,037	1,496,031
M.D.C. Holdings, Inc.	46,053	1,898,765
M/I Homes, Inc. (a)	21,078	1,771,395
Meritage Homes Corp.	28,538	3,492,766
Purple Innovation, Inc.	42,106	72,001
Skyline Champion Corp. (a)	18,607	1,185,638
Snap One Holdings Corp. (a)	14,301	132,141
Taylor Morrison Home Corp. (a)	82,250	3,504,673
Traeger, Inc. (a)	27,114	74,021
TRI Pointe Homes, Inc. (a)	77,494	2,119,461
United Homes Group, Inc. (a)(b)	4,555	25,508
Vizio Holding Corp. (a)	6,058	32,774
VOXX International Corp. (a)(b)	8,950	71,421
		26,361,588
Leisure Products - 0.5%
AMMO, Inc. (a)(b)	71,000	143,420
Clarus Corp.	20,939	158,299
Escalade, Inc. (b)	7,337	112,329
Funko, Inc. (a)(b)	8,752	66,953
JAKKS Pacific, Inc. (a)	5,726	106,446
Johnson Outdoors, Inc. Class A	4,178	228,495
Latham Group, Inc. (a)	30,076	84,213
Malibu Boats, Inc. Class A (a)	6,110	299,512
Smith & Wesson Brands, Inc.	35,760	461,662
Solo Brands, Inc. Class A (a)	4,382	22,348
Sturm, Ruger & Co., Inc.	989	51,547
Topgolf Callaway Brands Corp. (a)	112,567	1,557,927
Vista Outdoor, Inc. (a)	45,250	1,498,680
		4,791,831
Specialty Retail - 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	20,040	140,280
Abercrombie & Fitch Co. Class A (a)	18,470	1,041,154
America's Car Mart, Inc. (a)	4,708	428,381
American Eagle Outfitters, Inc.	111,084	1,845,105
Asbury Automotive Group, Inc. (a)	16,224	3,732,656
BARK, Inc. (a)(b)	103,031	123,637
Big 5 Sporting Goods Corp. (b)	17,297	121,252
Build-A-Bear Workshop, Inc.	2,237	65,790
Caleres, Inc.	27,278	784,515
Carvana Co. Class A (a)(b)	42,013	1,763,706
Chico's FAS, Inc. (a)(b)	94,447	706,464
Designer Brands, Inc. Class A	38,839	491,702
Destination XL Group, Inc. (a)	45,699	204,732
Duluth Holdings, Inc. (a)(b)	10,138	60,929
EVgo, Inc. Class A (a)(b)	69,262	234,106
Foot Locker, Inc.	64,468	1,118,520
Genesco, Inc. (a)	9,385	289,246
Group 1 Automotive, Inc.	10,904	2,930,014
GrowGeneration Corp. (a)(b)	45,376	132,498
Guess?, Inc. (b)	20,057	434,033
Haverty Furniture Companies, Inc.	11,576	333,157
Hibbett, Inc.	1,714	81,432
J. Jill, Inc. (a)	3,507	103,807
Lands' End, Inc. (a)	11,605	86,689
Lazydays Holdings, Inc. (a)(b)	10,042	76,319
Leslie's, Inc. (a)	127,024	718,956
MarineMax, Inc. (a)	16,793	551,146
Monro, Inc.	24,430	678,421
National Vision Holdings, Inc. (a)	56,474	913,749
OneWater Marine, Inc. Class A (a)(b)	8,962	229,606
Overstock.com, Inc. (a)(b)	35,422	560,376
PetMed Express, Inc.	16,717	171,349
Rent the Runway, Inc. Class A (a)(b)	33,835	23,028
Sally Beauty Holdings, Inc. (a)	4,857	40,702
Shoe Carnival, Inc.	14,340	344,590
Signet Jewelers Ltd.	34,929	2,508,251
Sleep Number Corp. (a)	7,746	190,474
Sonic Automotive, Inc. Class A (sub. vtg.)	12,284	586,684
Sportsman's Warehouse Holdings, Inc. (a)	29,063	130,493
Stitch Fix, Inc. (a)	35,547	122,637
The Aaron's Co., Inc.	24,011	251,395
The Cato Corp. Class A (sub. vtg.)	13,705	104,980
The Children's Place, Inc. (a)(b)	9,285	250,974
The ODP Corp. (a)	25,781	1,189,793
thredUP, Inc. (a)	45,629	182,972
Tile Shop Holdings, Inc. (a)(b)	22,079	121,214
Tilly's, Inc. (a)	17,012	138,137
Upbound Group, Inc.	2,684	79,044
Urban Outfitters, Inc. (a)	33,154	1,083,804
Winmark Corp.	2,199	820,513
Zumiez, Inc. (a)	12,435	221,343
		29,544,755
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)	73,979	82,117
Figs, Inc. Class A (a)(b)	12,153	71,703
Fossil Group, Inc. (a)	37,074	76,372
G-III Apparel Group Ltd. (a)	32,223	802,997
Hanesbrands, Inc. (b)	90,522	358,467
Movado Group, Inc.	12,063	329,923
Oxford Industries, Inc.	2,897	278,489
Rocky Brands, Inc.	5,103	75,014
Vera Bradley, Inc. (a)	19,449	128,558
Wolverine World Wide, Inc.	6,048	48,747
		2,252,387
TOTAL CONSUMER DISCRETIONARY		92,045,535
CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	28,097	288,275
Primo Water Corp.	105,751	1,459,364
Zevia PBC (a)(b)	8,217	18,242
		1,765,881
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc.	25,319	1,304,182
HF Foods Group, Inc. (a)	31,378	124,571
Ingles Markets, Inc. Class A	10,956	825,315
Natural Grocers by Vitamin Cottage, Inc.	7,523	97,122
PriceSmart, Inc.	6,029	448,738
SpartanNash Co.	27,254	599,588
United Natural Foods, Inc. (a)(b)	45,872	648,630
Village Super Market, Inc. Class A	6,698	151,643
Weis Markets, Inc.	12,998	818,874
		5,018,663
Food Products - 0.9%
Alico, Inc.	5,582	139,327
B&G Foods, Inc. Class A (b)	56,184	555,660
Benson Hill, Inc. (a)	129,318	42,869
BRC, Inc. Class A (a)(b)	2,436	8,745
Cal-Maine Foods, Inc. (b)	2,198	106,427
Dole PLC	24,424	282,830
Forafric Global PLC (a)	3,584	40,463
Fresh Del Monte Produce, Inc.	26,647	688,558
Hostess Brands, Inc. Class A (a)	84,718	2,821,957
Limoneira Co.	13,958	213,837
Mission Produce, Inc. (a)	32,155	311,260
Seneca Foods Corp. Class A (a)	4,083	219,788
SunOpta, Inc. (a)	3,729	12,567
The Hain Celestial Group, Inc. (a)	70,319	729,208
TreeHouse Foods, Inc. (a)	35,436	1,544,301
		7,717,797
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,582	378,809
Central Garden & Pet Co. Class A (non-vtg.) (a)	29,881	1,197,929
Oil-Dri Corp. of America	2,875	177,531
		1,754,269
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	76,479	3,153,229
Edgewell Personal Care Co.	40,147	1,483,833
Herbalife Ltd. (a)	20,613	288,376
Nature's Sunshine Products, Inc. (a)	10,188	168,815
Nu Skin Enterprises, Inc. Class A	38,859	824,199
Thorne HealthTech, Inc. (a)(b)	4,974	50,685
Waldencast PLC (a)(b)	28,237	265,993
		6,235,130
Tobacco - 0.2%
Universal Corp.	18,939	894,110
Vector Group Ltd.	94,196	1,002,245
		1,896,355
TOTAL CONSUMER STAPLES		24,388,095
ENERGY - 11.0%
Energy Equipment & Services - 2.6%
AESI Holdings, Inc. (b)	10,580	235,193
Archrock, Inc.	89,033	1,121,816
Bristow Group, Inc. (a)	18,333	516,441
Core Laboratories, Inc.	24,929	598,545
Diamond Offshore Drilling, Inc. (a)	79,506	1,167,148
DMC Global, Inc. (a)	10,572	258,697
Dril-Quip, Inc. (a)	26,640	750,449
Expro Group Holdings NV (a)	43,213	1,003,838
Forum Energy Technologies, Inc. (a)	7,475	179,550
Helix Energy Solutions Group, Inc. (a)	112,125	1,252,436
Helmerich & Payne, Inc.	76,312	3,217,314
KLX Energy Services Holdings, Inc. (a)(b)	8,746	103,640
Kodiak Gas Services, Inc. (b)	7,819	139,804
Liberty Oilfield Services, Inc. Class A	122,451	2,267,793
Mammoth Energy Services, Inc. (a)	17,500	81,200
Nabors Industries Ltd. (a)(b)	694	85,459
Newpark Resources, Inc. (a)	58,050	401,126
Noble Corp. PLC	14,864	752,862
Oil States International, Inc. (a)	49,192	411,737
Patterson-UTI Energy, Inc.	261,001	3,612,254
ProFrac Holding Corp. (a)(b)	16,191	176,158
ProPetro Holding Corp. (a)	77,045	818,988
Ranger Energy Services, Inc. Class A	11,806	167,409
RPC, Inc. (b)	67,021	599,168
SEACOR Marine Holdings, Inc. (a)	18,545	257,405
Seadrill Ltd. (a)	39,508	1,769,563
Select Water Solutions, Inc. Class A	63,467	504,563
Solaris Oilfield Infrastructure, Inc. Class A	22,621	241,140
U.S. Silica Holdings, Inc. (a)	58,743	824,752
		23,516,448
Oil, Gas & Consumable Fuels - 8.4%
Amplify Energy Corp. (a)	28,223	207,439
Ardmore Shipping Corp.	32,404	421,576
Berry Corp.	60,517	496,239
California Resources Corp.	56,102	3,142,273
Callon Petroleum Co. (a)(b)	47,878	1,872,987
Centrus Energy Corp. Class A (a)	9,624	546,258
Chord Energy Corp.	32,805	5,316,697
Chord Energy Corp.:
warrants 9/1/24 (a)	810	22,226
warrants 9/1/25 (a)	405	7,189
Civitas Resources, Inc.	54,410	4,400,137
Clean Energy Fuels Corp. (a)(b)	132,269	506,590
CNX Resources Corp. (a)	124,085	2,801,839
Comstock Resources, Inc. (b)	72,241	796,818
CONSOL Energy, Inc.	26,171	2,745,600
Crescent Energy, Inc. Class A (b)	18,588	234,952
CVR Energy, Inc.	2,026	68,945
Delek U.S. Holdings, Inc.	50,977	1,448,257
DHT Holdings, Inc.	107,630	1,108,589
Dorian LPG Ltd.	10,258	294,712
Earthstone Energy, Inc. (a)	44,887	908,513
enCore Energy Corp. (a)	109,911	358,310
Energy Fuels, Inc. (a)(b)	17,167	141,113
Equitrans Midstream Corp.	242,187	2,269,292
Excelerate Energy, Inc.	3,024	51,529
FLEX LNG Ltd.	7,713	232,624
Gevo, Inc. (a)(b)	179,525	213,635
Golar LNG Ltd.	74,143	1,798,709
Granite Ridge Resources, Inc.	20,720	126,392
Green Plains, Inc. (a)	37,358	1,124,476
Gulfport Energy Corp. (a)	8,543	1,013,712
Hallador Energy Co. (a)	18,009	259,690
HighPeak Energy, Inc. (b)	1,909	32,224
International Seaways, Inc.	31,850	1,433,250
Kinetik Holdings, Inc. (b)	12,215	412,256
Magnolia Oil & Gas Corp. Class A	9,103	208,550
Matador Resources Co.	73,066	4,345,966
Murphy Oil Corp.	116,211	5,270,169
NACCO Industries, Inc. Class A	3,201	112,259
Nordic American Tanker Shipping Ltd.	161,428	665,083
Northern Oil & Gas, Inc.	7,637	307,237
Overseas Shipholding Group, Inc. (a)	48,174	211,484
Par Pacific Holdings, Inc. (a)	26,596	955,860
PBF Energy, Inc. Class A	89,110	4,770,058
Peabody Energy Corp. (b)	97,477	2,533,427
Permian Resource Corp. Class A (b)	182,133	2,542,577
PrimeEnergy Corp. (a)	551	63,910
Rex American Resources Corp. (a)	8,977	365,543
Ring Energy, Inc. (a)(b)	93,342	182,017
SandRidge Energy, Inc.	24,824	388,744
Scorpio Tankers, Inc.	38,638	2,091,089
SFL Corp. Ltd.	89,837	1,001,683
SilverBow Resources, Inc. (a)	12,448	445,265
Sitio Royalties Corp.	35,556	860,811
SM Energy Co.	94,047	3,728,964
Talos Energy, Inc. (a)	85,897	1,412,147
Teekay Corp. (a)	51,716	319,088
Teekay Tankers Ltd.	18,722	779,397
Tellurian, Inc. (a)(b)	393,763	456,765
Uranium Energy Corp. (a)(b)	287,876	1,482,561
VAALCO Energy, Inc.	75,830	332,894
Verde Clean Fuels, Inc. (a)	3,233	12,188
Vital Energy, Inc. (a)	13,200	731,544
Vitesse Energy, Inc.	19,938	456,381
World Kinect Corp.	47,860	1,073,500
		74,922,209
TOTAL ENERGY		98,438,657
FINANCIALS - 25.3%
Banks - 15.6%
1st Source Corp.	12,956	545,318
ACNB Corp.	6,508	205,718
Amalgamated Financial Corp.	13,818	237,946
Amerant Bancorp, Inc. Class A	20,050	349,672
American National Bankshares, Inc.	8,010	303,899
Ameris Bancorp	51,793	1,988,333
Ames National Corp.	6,551	108,681
Arrow Financial Corp.	11,665	198,538
Associated Banc-Corp.	118,407	2,025,944
Atlantic Union Bankshares Corp.	59,000	1,698,020
Axos Financial, Inc. (a)	39,280	1,487,141
Banc of California, Inc.	42,648	527,982
BancFirst Corp.	14,923	1,294,272
Bank First National Corp. (b)	7,294	562,732
Bank of Hawaii Corp.	30,832	1,532,042
Bank of Marin Bancorp	12,468	227,915
Bank7 Corp.	2,769	62,330
BankUnited, Inc.	58,356	1,324,681
Bankwell Financial Group, Inc.	4,649	112,831
Banner Corp.	26,806	1,136,038
Bar Harbor Bankshares	11,687	276,164
BayCom Corp.	8,330	160,019
BCB Bancorp, Inc.	11,734	130,717
Berkshire Hills Bancorp, Inc.	34,604	693,810
Blue Foundry Bancorp (a)	16,953	141,897
Blue Ridge Bankshares, Inc.	13,618	61,553
Bridgewater Bancshares, Inc. (a)	16,280	154,334
Brookline Bancorp, Inc., Delaware	68,470	623,762
Burke & Herbert Financial Services Corp.	4,687	217,781
Business First Bancshares, Inc.	18,825	353,157
Byline Bancorp, Inc.	19,282	380,048
C & F Financial Corp.	2,499	133,946
Cadence Bank	142,837	3,031,001
Cambridge Bancorp	6,023	375,173
Camden National Corp.	11,228	316,854
Capital Bancorp, Inc.	7,632	146,000
Capital City Bank Group, Inc.	6,753	201,442
Capitol Federal Financial, Inc.	98,260	468,700
Capstar Financial Holdings, Inc.	15,063	213,744
Carter Bankshares, Inc. (a)	18,027	225,878
Cathay General Bancorp	54,497	1,894,316
Central Pacific Financial Corp.	21,211	353,799
Central Valley Community Bancorp	7,720	108,929
Chemung Financial Corp. (b)	2,528	100,134
ChoiceOne Financial Services, Inc.	5,368	105,428
Citizens & Northern Corp.	11,948	209,687
Citizens Financial Services, Inc.	2,417	115,823
City Holding Co.	10,654	962,589
Civista Bancshares, Inc.	12,118	187,829
CNB Financial Corp., Pennsylvania	16,229	293,907
Codorus Valley Bancorp, Inc.	6,911	128,821
Colony Bankcorp, Inc.	12,543	125,367
Columbia Financial, Inc. (a)(b)	13,367	209,996
Community Bank System, Inc.	41,878	1,767,670
Community Trust Bancorp, Inc.	12,117	415,128
ConnectOne Bancorp, Inc.	28,969	516,517
CrossFirst Bankshares, Inc. (a)	34,304	346,127
Customers Bancorp, Inc. (a)	22,398	771,611
CVB Financial Corp.	104,339	1,728,897
Dime Community Bancshares, Inc.	27,793	554,748
Eagle Bancorp, Inc.	23,227	498,219
Eastern Bankshares, Inc.	121,699	1,526,105
Enterprise Bancorp, Inc.	7,445	203,844
Enterprise Financial Services Corp.	28,383	1,064,363
Equity Bancshares, Inc.	11,246	270,691
Esquire Financial Holdings, Inc.	636	29,059
ESSA Bancorp, Inc.	6,624	99,426
Evans Bancorp, Inc.	3,921	105,083
Farmers & Merchants Bancorp, Inc.	10,099	177,035
Farmers National Banc Corp.	28,602	330,639
FB Financial Corp.	27,920	791,811
Fidelity D & D Bancorp, Inc. (b)	3,711	168,479
Financial Institutions, Inc.	11,920	200,614
First Bancorp, North Carolina	31,296	880,669
First Bancorp, Puerto Rico	126,948	1,708,720
First Bancshares, Inc.	24,112	650,301
First Bank Hamilton New Jersey	16,257	175,250
First Busey Corp.	40,421	776,892
First Business Finance Services, Inc.	6,124	183,781
First Commonwealth Financial Corp.	79,885	975,396
First Community Bankshares, Inc.	13,706	403,642
First Community Corp.	5,450	94,122
First Financial Bancorp, Ohio	73,651	1,443,560
First Financial Corp., Indiana	9,106	307,874
First Foundation, Inc.	39,884	242,495
First Interstate Bancsystem, Inc.	65,266	1,627,734
First Merchants Corp.	46,381	1,290,319
First Mid-Illinois Bancshares, Inc.	14,926	396,435
First of Long Island Corp.	16,612	191,204
First Western Financial, Inc. (a)	6,305	114,436
Five Star Bancorp	5,709	114,523
Flushing Financial Corp.	22,120	290,436
FS Bancorp, Inc.	4,036	119,062
Fulton Financial Corp.	127,380	1,542,572
FVCBankcorp, Inc. (a)	12,419	159,087
German American Bancorp, Inc.	22,054	597,443
Glacier Bancorp, Inc.	87,453	2,492,411
Great Southern Bancorp, Inc.	6,968	333,907
Greene County Bancorp, Inc.	2,732	65,705
Guaranty Bancshares, Inc. Texas	6,478	185,854
Hancock Whitney Corp.	67,967	2,514,099
Hanmi Financial Corp.	24,515	397,878
HarborOne Bancorp, Inc.	32,727	311,561
HBT Financial, Inc.	10,364	189,039
Heartland Financial U.S.A., Inc.	33,195	976,929
Heritage Commerce Corp.	47,192	399,716
Heritage Financial Corp., Washington	27,460	447,873
Hilltop Holdings, Inc.	36,134	1,024,760
Hingham Institution for Savings (b)	1,153	215,323
Home Bancorp, Inc.	5,480	174,648
Home Bancshares, Inc.	149,147	3,123,138
HomeStreet, Inc.	14,316	111,522
HomeTrust Bancshares, Inc.	9,301	201,553
Hope Bancorp, Inc.	90,325	799,376
Horizon Bancorp, Inc. Indiana	34,338	366,730
Independent Bank Corp.	34,776	1,707,154
Independent Bank Corp.	15,830	290,322
Independent Bank Group, Inc.	28,303	1,119,384
International Bancshares Corp.	42,129	1,825,871
John Marshall Bankcorp, Inc.	9,857	175,947
Kearny Financial Corp.	43,732	303,063
Lakeland Bancorp, Inc.	49,031	618,771
Lakeland Financial Corp.	18,235	865,433
LCNB Corp.	8,267	117,970
Live Oak Bancshares, Inc.	26,396	764,164
Luther Burbank Corp.	6,716	56,414
Macatawa Bank Corp.	19,949	178,743
Mainstreet Bancshares, Inc.	5,282	108,492
Mercantile Bank Corp.	12,370	382,357
Metrocity Bankshares, Inc.	14,318	281,778
Metropolitan Bank Holding Corp. (a)	7,584	275,148
Mid Penn Bancorp, Inc.	11,179	225,033
Middlefield Banc Corp. (b)	6,110	155,255
Midland States Bancorp, Inc.	16,724	343,511
MidWestOne Financial Group, Inc.	10,982	223,264
MVB Financial Corp.	8,309	187,617
National Bank Holdings Corp.	28,999	863,010
National Bankshares, Inc.	4,494	112,530
NBT Bancorp, Inc.	32,657	1,034,900
Nicolet Bankshares, Inc.	10,062	702,126
Northeast Bank	5,029	221,779
Northeast Community Bancorp, Inc.	10,057	148,441
Northfield Bancorp, Inc.	31,708	299,641
Northrim Bancorp, Inc.	4,317	171,040
Northwest Bancshares, Inc.	99,806	1,021,015
Norwood Financial Corp.	5,803	149,485
Oak Valley Bancorp Oakdale California	5,275	132,297
OceanFirst Financial Corp.	45,681	661,004
OFG Bancorp	36,552	1,091,443
Old National Bancorp, Indiana	229,593	3,338,282
Old Second Bancorp, Inc.	34,196	465,408
Orange County Bancorp, Inc.	4,014	173,284
Origin Bancorp, Inc.	22,852	659,737
Orrstown Financial Services, Inc.	8,010	168,290
Pacific Premier Bancorp, Inc.	74,741	1,626,364
PacWest Bancorp	92,403	730,908
Park National Corp. (b)	11,240	1,062,405
Parke Bancorp, Inc.	8,224	133,969
Pathward Financial, Inc.	13,864	638,992
PCB Bancorp	8,387	129,579
Peapack-Gladstone Financial Corp.	13,074	335,348
Penns Woods Bancorp, Inc.	5,166	108,899
Peoples Bancorp, Inc.	26,665	676,758
Peoples Financial Services Corp.	5,448	218,465
Pioneer Bancorp, Inc. (a)	8,464	72,283
Plumas Bancorp	3,687	125,874
Ponce Financial Group, Inc. (a)	14,185	110,927
Preferred Bank, Los Angeles	10,575	658,294
Premier Financial Corp.	28,120	479,727
Primis Financial Corp.	15,830	129,015
Princeton Bancorp, Inc.	3,910	113,351
Provident Financial Services, Inc.	57,651	881,484
QCR Holdings, Inc.	12,889	625,374
RBB Bancorp	13,250	169,335
Red River Bancshares, Inc.	3,734	171,615
Renasant Corp.	43,138	1,129,784
Republic Bancorp, Inc., Kentucky Class A	6,581	289,893
S&T Bancorp, Inc.	30,437	824,234
Sandy Spring Bancorp, Inc.	34,494	739,206
Seacoast Banking Corp., Florida	66,002	1,449,404
ServisFirst Bancshares, Inc.	26,446	1,379,688
Shore Bancshares, Inc.	23,453	246,726
Sierra Bancorp	10,651	201,943
Simmons First National Corp. Class A	98,842	1,676,360
SmartFinancial, Inc.	12,185	260,393
South Plains Financial, Inc.	9,133	241,477
Southern First Bancshares, Inc. (a)	5,989	161,344
Southern Missouri Bancorp, Inc.	6,681	258,488
Southern States Bancshares, Inc.	5,674	128,176
Southside Bancshares, Inc.	23,021	660,703
Southstate Corp.	59,697	4,021,190
Stellar Bancorp, Inc.	36,477	777,690
Sterling Bancorp, Inc. (a)	15,618	91,209
Stock Yards Bancorp, Inc.	2,852	112,055
Summit Financial Group, Inc.	8,795	198,239
Texas Capital Bancshares, Inc. (a)	37,401	2,202,919
The Bank of NT Butterfield & Son Ltd.	36,810	996,815
The First Bancorp, Inc.	7,830	184,005
Third Coast Bancshares, Inc. (a)	9,427	161,202
Timberland Bancorp, Inc./Washington	5,654	153,223
Tompkins Financial Corp.	10,960	536,930
TowneBank	54,749	1,255,395
Trico Bancshares	24,521	785,408
Triumph Bancorp, Inc. (a)	17,383	1,126,245
Trustco Bank Corp., New York	14,514	396,087
Trustmark Corp.	47,430	1,030,654
UMB Financial Corp.	34,701	2,153,197
United Bankshares, Inc., West Virginia	102,629	2,831,534
United Community Bank, Inc.	90,663	2,303,747
Unity Bancorp, Inc.	5,519	129,310
Univest Corp. of Pennsylvania	22,810	396,438
USCB Financial Holdings, Inc. (a)	8,069	84,805
Valley National Bancorp	338,603	2,898,442
Veritex Holdings, Inc.	41,158	738,786
Virginia National Bankshares C	3,671	111,415
WaFd, Inc.	51,186	1,311,385
Washington Trust Bancorp, Inc.	13,475	354,797
WesBanco, Inc.	45,298	1,106,177
West Bancorp., Inc.	12,590	205,343
Westamerica Bancorp.	14,238	615,794
WSFS Financial Corp.	48,129	1,756,709
		140,710,012
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc.	13,404	501,578
Avantax, Inc. (a)	3,354	85,795
Bakkt Holdings, Inc. Class A (a)(b)	56,402	65,990
BGC Group, Inc. Class A	128,873	680,449
BrightSphere Investment Group, Inc.	14,936	289,609
Donnelley Financial Solutions, Inc. (a)	5,517	310,497
Forge Global Holdings, Inc. Class A (a)	85,264	173,086
GCM Grosvenor, Inc. Class A	4,162	32,297
Hamilton Lane, Inc. Class A	11,702	1,058,329
MarketWise, Inc. Class A	26,908	43,053
Moelis & Co. Class A	21,595	974,582
Open Lending Corp. (a)	6,008	43,979
Piper Jaffray Companies	2,403	349,180
Sculptor Capital Management, Inc. Class A	6,896	79,994
StoneX Group, Inc. (a)	12,371	1,198,997
Value Line, Inc.	48	2,099
Victory Capital Holdings, Inc.	2,272	75,748
Virtus Investment Partners, Inc.	4,706	950,565
		6,915,827
Consumer Finance - 1.0%
Atlanticus Holdings Corp. (a)(b)	3,416	103,539
Bread Financial Holdings, Inc.	39,594	1,354,115
Consumer Portfolio Services, Inc. (a)	6,865	62,266
Encore Capital Group, Inc. (a)(b)	18,105	864,695
Enova International, Inc. (a)	23,884	1,214,979
Green Dot Corp. Class A (a)	36,586	509,643
LendingClub Corp. (a)	84,363	514,614
LendingTree, Inc. (a)	6,187	95,899
Navient Corp.	68,667	1,182,446
Nelnet, Inc. Class A	11,194	999,848
OppFi, Inc. Class A (a)	7,535	18,988
PRA Group, Inc. (a)	30,273	581,544
PROG Holdings, Inc. (a)	29,350	974,714
Regional Management Corp.	5,372	148,697
World Acceptance Corp. (a)(b)	2,958	375,843
		9,001,830
Financial Services - 3.0%
A-Mark Precious Metals, Inc.	14,771	433,233
Acacia Research Corp. (a)	30,958	112,997
Alerus Financial Corp.	14,473	263,119
AvidXchange Holdings, Inc. (a)	10,081	95,568
Banco Latinoamericano de Comer Series E	21,587	457,644
Cannae Holdings, Inc. (a)	55,480	1,034,147
Cantaloupe, Inc. (a)	14,827	92,669
Cass Information Systems, Inc.	1,547	57,626
Compass Diversified Holdings	50,089	940,171
Enact Holdings, Inc.	23,381	636,665
Essent Group Ltd.	82,841	3,917,551
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,858	903,889
Finance of America Companies, Inc. (a)	39,208	50,186
Jackson Financial, Inc.	64,956	2,482,618
Marqeta, Inc. Class A (a)	334,084	1,997,822
Merchants Bancorp	12,707	352,238
Mr. Cooper Group, Inc. (a)	51,112	2,737,559
Newtekone, Inc.	18,515	273,096
NMI Holdings, Inc. (a)	59,147	1,602,292
Ocwen Financial Corp. (a)	4,840	125,259
PagSeguro Digital Ltd. (a)	60,894	524,297
Paysafe Ltd. (a)	25,611	307,076
PennyMac Financial Services, Inc.	18,641	1,241,491
Radian Group, Inc.	122,974	3,087,877
Repay Holdings Corp. (a)	64,106	486,565
Security National Financial Corp. Class A	10,011	78,486
StoneCo Ltd. Class A (a)	89,577	955,787
SWK Holdings Corp. (a)(b)	2,629	41,407
Velocity Financial, Inc. (a)	6,569	74,230
Walker & Dunlop, Inc.	24,922	1,850,209
Waterstone Financial, Inc.	14,124	154,658
		27,368,432
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	33,975	409,739
American Coastal Insurance Cor (a)(b)	15,126	111,327
American Equity Investment Life Holding Co.	60,822	3,262,492
Amerisafe, Inc.	7,233	362,156
Argo Group International Holdings, Ltd.	24,303	725,202
CNO Financial Group, Inc.	89,179	2,116,218
Donegal Group, Inc. Class A	12,003	171,103
eHealth, Inc. (a)	14,261	105,531
Employers Holdings, Inc.	20,842	832,638
Enstar Group Ltd. (a)	9,257	2,240,194
F&G Annuities & Life, Inc. (b)	13,931	390,904
Fidelis Insurance Holdings Ltd.	8,910	130,799
Genworth Financial, Inc. Class A (a)	372,551	2,183,149
GoHealth, Inc. (a)(b)	2,916	42,253
Greenlight Capital Re, Ltd. (a)	20,550	220,707
Hippo Holdings, Inc. (a)(b)	8,407	67,004
Horace Mann Educators Corp.	32,293	948,768
Investors Title Co.	801	118,620
James River Group Holdings Ltd.	29,255	449,064
Lemonade, Inc. (a)(b)	33,498	389,247
Maiden Holdings Ltd. (a)(b)	67,551	118,890
MBIA, Inc. (a)	38,003	274,002
Mercury General Corp.	21,127	592,190
National Western Life Group, Inc.	1,783	780,045
NI Holdings, Inc. (a)	6,251	80,450
Oscar Health, Inc. (a)	112,243	625,194
ProAssurance Corp.	42,380	800,558
Safety Insurance Group, Inc.	11,308	771,093
Selectquote, Inc. (a)	105,392	123,309
Siriuspoint Ltd. (a)	64,706	658,060
Skyward Specialty Insurance Group, Inc. (b)	13,675	374,148
Stewart Information Services Corp.	20,982	919,012
Tiptree, Inc.	13,797	231,238
United Fire Group, Inc.	16,442	324,730
Universal Insurance Holdings, Inc.	15,547	217,969
		22,168,003
Mortgage Real Estate Investment Trusts - 2.4%
Angel Oak Mortgage (REIT), Inc. (b)	9,412	80,284
Apollo Commercial Real Estate Finance, Inc.	113,399	1,148,732
Arbor Realty Trust, Inc. (b)	143,535	2,178,861
Ares Commercial Real Estate Corp.	43,249	411,730
Armour Residential REIT, Inc.	181,757	772,467
Blackstone Mortgage Trust, Inc. (b)	136,038	2,958,827
BrightSpire Capital, Inc.	105,021	657,431
Chimera Investment Corp.	183,745	1,003,248
Claros Mortgage Trust, Inc.	72,070	798,536
Dynex Capital, Inc.	42,479	507,199
Ellington Financial LLC	52,470	654,301
Franklin BSP Realty Trust, Inc.	66,547	881,082
Granite Point Mortgage Trust, Inc.	41,652	203,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75,230	1,594,876
Invesco Mortgage Capital, Inc.	34,086	341,201
KKR Real Estate Finance Trust, Inc.	47,736	566,626
Ladder Capital Corp. Class A	90,790	931,505
MFA Financial, Inc.	80,981	778,227
New York Mortgage Trust, Inc.	72,582	616,221
Nexpoint Real Estate Finance, Inc.	6,412	104,900
Orchid Island Capital, Inc.	34,218	291,195
PennyMac Mortgage Investment Trust	69,897	866,723
Ready Capital Corp.	127,983	1,293,908
Redwood Trust, Inc.	89,438	637,693
TPG RE Finance Trust, Inc.	55,373	372,660
Two Harbors Investment Corp.	78,035	1,033,183
		21,684,878
TOTAL FINANCIALS		227,848,982
HEALTH CARE - 8.4%
Biotechnology - 4.3%
2seventy bio, Inc. (a)(b)	39,289	154,013
4D Molecular Therapeutics, Inc. (a)	27,910	355,294
Aadi Bioscience, Inc. (a)(b)	13,102	63,414
Acelyrin, Inc. (b)	13,945	141,821
Acrivon Therapeutics, Inc.	6,896	65,926
Actinium Pharmaceuticals, Inc. (a)(b)	1,238	7,329
Adicet Bio, Inc. (a)	22,206	30,422
ADMA Biologics, Inc. (a)	77,590	277,772
Agenus, Inc. (a)	231,845	261,985
Agios Pharmaceuticals, Inc. (a)	43,205	1,069,324
Allakos, Inc. (a)	51,917	117,852
Allogene Therapeutics, Inc. (a)(b)	63,995	202,864
Allovir, Inc. (a)(b)	39,232	84,349
Alpine Immune Sciences, Inc. (a)	11,652	133,415
Altimmune, Inc. (a)	38,572	100,287
ALX Oncology Holdings, Inc. (a)	17,341	83,237
AnaptysBio, Inc. (a)	2,429	43,625
Anika Therapeutics, Inc. (a)	11,419	212,736
Annexon, Inc. (a)	35,916	84,762
Apogee Therapeutics, Inc.	8,316	177,131
Arbutus Biopharma Corp. (a)(b)	35,299	71,657
Arcturus Therapeutics Holdings, Inc. (a)	16,734	427,554
Arcus Biosciences, Inc. (a)	28,995	520,460
Ardelyx, Inc. (a)	57,582	234,935
Ars Pharmaceuticals, Inc. (a)(b)	14,950	56,511
Astria Therapeutics, Inc. (a)	2,336	17,427
Atara Biotherapeutics, Inc. (a)	67,256	99,539
Aura Biosciences, Inc. (a)	21,340	191,420
Avidity Biosciences, Inc. (a)	56,011	357,350
Beam Therapeutics, Inc. (a)(b)	5,604	134,776
BioAtla, Inc. (a)(b)	32,943	56,003
BioCryst Pharmaceuticals, Inc. (a)(b)	36,276	256,834
Biohaven Ltd.	45,569	1,185,250
bluebird bio, Inc. (a)(b)	83,272	253,147
BridgeBio Pharma, Inc. (a)	27,165	716,341
Cabaletta Bio, Inc. (a)(b)	2,874	43,742
CareDx, Inc. (a)	40,489	283,423
Caribou Biosciences, Inc. (a)(b)	59,203	282,990
Carisma Therapeutics, Inc. (b)	20,749	87,768
Celcuity, Inc. (a)(b)	13,471	123,125
Celldex Therapeutics, Inc. (a)	27,084	745,352
Century Therapeutics, Inc. (a)	17,811	35,622
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	28,958	282,341
Coherus BioSciences, Inc. (a)(b)	13,883	51,922
Compass Therapeutics, Inc. (a)	63,418	124,933
Crinetics Pharmaceuticals, Inc. (a)	42,188	1,254,671
Cullinan Oncology, Inc. (a)	18,667	168,936
Cytokinetics, Inc. (a)	5,330	157,022
Day One Biopharmaceuticals, Inc. (a)	4,019	49,313
Deciphera Pharmaceuticals, Inc. (a)	26,733	340,044
Design Therapeutics, Inc. (a)	25,445	60,050
Disc Medicine, Inc. (a)	492	23,114
Dynavax Technologies Corp. (a)(b)	16,396	242,169
Dyne Therapeutics, Inc. (a)	23,593	211,393
Eagle Pharmaceuticals, Inc. (a)	8,031	126,649
Editas Medicine, Inc. (a)(b)	64,354	501,961
Emergent BioSolutions, Inc. (a)	39,110	132,974
Enanta Pharmaceuticals, Inc. (a)	13,606	151,979
Entrada Therapeutics, Inc. (a)	16,912	267,210
EQRx, Inc. (a)	250,315	555,699
Erasca, Inc. (a)	61,941	122,024
Fate Therapeutics, Inc. (a)	67,088	142,227
Fennec Pharmaceuticals, Inc. (a)	10,986	82,505
FibroGen, Inc. (a)	72,910	62,914
Genelux Corp.	10,800	264,492
Generation Bio Co. (a)	34,990	132,612
Geron Corp. (a)	95,340	202,121
Graphite Bio, Inc. (a)	20,211	50,123
Gritstone Bio, Inc. (a)	69,331	119,249
Heron Therapeutics, Inc. (a)(b)	4,610	4,748
HilleVax, Inc. (a)	12,612	169,631
Humacyte, Inc. Class A (a)(b)	6,060	17,756
Icosavax, Inc. (a)	21,274	164,874
Ideaya Biosciences, Inc. (a)(b)	15,081	406,885
IGM Biosciences, Inc. (a)(b)	9,711	81,087
Immuneering Corp. (a)	4,249	32,632
ImmunityBio, Inc. (a)(b)	14,820	25,046
ImmunoGen, Inc. (a)	78,482	1,245,509
Inhibrx, Inc. (a)	8,865	162,673
Inozyme Pharma, Inc. (a)	26,178	109,948
Intellia Therapeutics, Inc. (a)	59,110	1,869,058
Iovance Biotherapeutics, Inc. (a)	179,828	818,217
Ironwood Pharmaceuticals, Inc. Class A (a)	64,566	621,771
iTeos Therapeutics, Inc. (a)	19,428	212,737
Janux Therapeutics, Inc. (a)(b)	12,646	127,472
Kalvista Pharmaceuticals, Inc. (a)	19,110	184,029
Kezar Life Sciences, Inc. (a)	53,202	63,310
Kiniksa Pharmaceuticals Ltd. (a)	24,920	432,860
Kodiak Sciences, Inc. (a)	24,138	43,448
Kura Oncology, Inc. (a)	55,103	502,539
Larimar Therapeutics, Inc. (a)	20,432	80,706
Lexicon Pharmaceuticals, Inc. (a)(b)	37,206	40,555
Lyell Immunopharma, Inc. (a)(b)	135,595	199,325
Macrogenics, Inc. (a)	33,217	154,791
MannKind Corp. (a)	37,119	153,301
MeiraGTx Holdings PLC (a)	6,501	31,920
Mersana Therapeutics, Inc. (a)	33,346	42,349
MiMedx Group, Inc. (a)	90,572	660,270
Mineralys Therapeutics, Inc.	8,143	77,440
Monte Rosa Therapeutics, Inc. (a)	23,399	112,081
Morphic Holding, Inc. (a)	3,016	69,097
Myriad Genetics, Inc. (a)	63,219	1,014,033
Nkarta, Inc. (a)(b)	22,530	31,317
Novavax, Inc. (a)(b)	12,526	90,688
Nurix Therapeutics, Inc. (a)	37,846	297,470
Ocean Biomedical, Inc. Class A (a)	6,572	25,631
Olema Pharmaceuticals, Inc. (a)	20,888	257,967
Omniab, Inc. (c)	3,625	14,536
Omniab, Inc. (c)	3,625	13,775
Organogenesis Holdings, Inc. Class A (a)	48,370	153,817
ORIC Pharmaceuticals, Inc. (a)(b)	30,261	183,079
Ovid Therapeutics, Inc. (a)	45,844	176,041
PepGen, Inc. (a)	5,659	28,748
PMV Pharmaceuticals, Inc. (a)(b)	30,028	184,372
Point Biopharma Global, Inc. (a)	71,189	474,831
Poseida Therapeutics, Inc. (a)(b)	52,799	125,662
Precigen, Inc. (a)	104,368	148,203
Prelude Therapeutics, Inc. (a)	10,347	31,972
ProKidney Corp. (a)(b)	25,962	118,906
Protagonist Therapeutics, Inc. (a)	16,775	279,807
Protalix BioTherapeutics, Inc. (a)	51,179	84,957
PTC Therapeutics, Inc. (a)	10,561	236,672
Rallybio Corp. (a)(b)	23,682	79,808
RAPT Therapeutics, Inc. (a)	5,802	96,429
Recursion Pharmaceuticals, Inc. (a)(b)	107,002	818,565
REGENXBIO, Inc. (a)	31,812	523,626
Relay Therapeutics, Inc. (a)(b)	70,965	596,816
Reneo Pharmaceuticals, Inc. (a)(b)	3,425	26,081
Replimune Group, Inc. (a)	32,333	553,218
Rigel Pharmaceuticals, Inc. (a)	23,048	24,892
Rocket Pharmaceuticals, Inc. (a)	5,117	104,847
Sage Therapeutics, Inc. (a)	2,635	54,228
Sagimet Biosciences, Inc. (b)	2,142	18,850
Sana Biotechnology, Inc. (a)(b)	67,121	259,758
Sangamo Therapeutics, Inc. (a)	108,243	64,924
Savara, Inc. (a)	67,058	253,479
Scholar Rock Holding Corp. (a)	34,300	243,530
Selecta Biosciences, Inc. (a)	65,209	69,122
Seres Therapeutics, Inc. (a)	24,051	57,241
Stoke Therapeutics, Inc. (a)(b)	21,589	85,061
Sutro Biopharma, Inc. (a)	46,024	159,703
Syndax Pharmaceuticals, Inc. (a)	8,589	124,712
Tango Therapeutics, Inc. (a)(b)	34,845	392,355
Tenaya Therapeutics, Inc. (a)	35,338	90,112
Travere Therapeutics, Inc. (a)	3,907	34,929
Turnstone Biologics Corp.	2,612	10,291
Twist Bioscience Corp. (a)(b)	44,698	905,581
Tyra Biosciences, Inc. (a)	6,908	95,123
UroGen Pharma Ltd. (a)	2,934	41,105
Vanda Pharmaceuticals, Inc. (a)	43,530	188,050
Vera Therapeutics, Inc. (a)	13,554	185,825
Veracyte, Inc. (a)	57,099	1,275,021
Verve Therapeutics, Inc. (a)(b)	39,810	527,881
Vigil Neuroscience, Inc. (a)	12,693	68,415
Vir Biotechnology, Inc. (a)	62,307	583,817
Viridian Therapeutics, Inc. (a)	6,850	105,079
Vor Biopharma, Inc. (a)(b)	27,919	59,188
X4 Pharmaceuticals, Inc. (a)	46,212	50,371
Xencor, Inc. (a)	20,675	416,601
XOMA Corp. (a)(b)	5,805	81,792
Y-mAbs Therapeutics, Inc. (a)	15,628	85,173
Zura Bio Ltd. Class A (a)(b)	9,236	60,958
Zymeworks, Inc. (b)	42,009	266,337
		38,358,874
Health Care Equipment & Supplies - 1.5%
Accuray, Inc. (a)	3,273	8,903
Alphatec Holdings, Inc. (a)	36,793	477,205
Angiodynamics, Inc. (a)	29,353	214,570
Artivion, Inc. (a)	26,051	394,933
Atricure, Inc. (a)	10,260	449,388
Avanos Medical, Inc. (a)	36,171	731,378
Beyond Air, Inc. (a)(b)	2,159	4,987
Butterfly Network, Inc. Class A (a)(b)	108,056	127,506
ClearPoint Neuro, Inc. (a)(b)	1,054	5,281
Cutera, Inc. (a)(b)	12,334	74,251
CVRx, Inc. (a)	1,088	16,505
Embecta Corp.	40,229	605,446
Inari Medical, Inc. (a)	2,988	195,415
Inogen, Inc. (a)	17,538	91,548
Integer Holdings Corp. (a)	25,944	2,034,788
LivaNova PLC (a)	39,620	2,095,106
Nano-X Imaging Ltd. (a)(b)	33,899	222,377
Neogen Corp. (a)(b)	170,229	3,156,046
Nevro Corp. (a)	18,346	352,610
Omnicell, Inc. (a)	17,763	800,046
OraSure Technologies, Inc. (a)	56,370	334,274
Orthofix International NV (a)	27,477	353,354
OrthoPediatrics Corp. (a)	1,410	45,120
Pulse Biosciences, Inc. (a)(b)	9,294	37,455
Utah Medical Products, Inc.	147	12,642
Varex Imaging Corp. (a)	30,261	568,604
Vicarious Surgical, Inc. (a)	28,009	16,545
Zimvie, Inc. (a)	19,959	187,814
		13,614,097
Health Care Providers & Services - 1.1%
23andMe Holding Co. Class A (a)(b)	202,236	197,726
Accolade, Inc. (a)	3,293	34,840
AdaptHealth Corp. (a)	36,585	332,924
Addus HomeCare Corp. (a)	6,523	555,694
Agiliti, Inc. (a)(b)	2,771	17,984
AirSculpt Technologies, Inc. (b)	1,051	7,189
Aveanna Healthcare Holdings, Inc. (a)	27,671	32,928
Brookdale Senior Living, Inc. (a)	145,596	602,767
Cano Health, Inc. (a)(b)	181,734	46,088
CareMax, Inc. Class A (a)(b)	59,264	125,640
Castle Biosciences, Inc. (a)	11,949	201,819
Community Health Systems, Inc. (a)(b)	98,868	286,717
Cross Country Healthcare, Inc. (a)	22,716	563,130
Enhabit Home Health & Hospice (a)	39,308	442,215
Fulgent Genetics, Inc. (a)	16,087	430,166
Invitae Corp. (a)(b)	26,318	15,928
LifeStance Health Group, Inc. (a)(b)	38,213	262,523
National Healthcare Corp.	9,790	626,364
NeoGenomics, Inc. (a)	90,680	1,115,364
Opko Health, Inc. (a)	315,254	504,406
Owens & Minor, Inc. (a)	58,108	939,025
Patterson Companies, Inc.	52,920	1,568,549
Pediatrix Medical Group, Inc. (a)	65,686	834,869
PetIQ, Inc. Class A (a)	3,355	66,094
Surgery Partners, Inc. (a)	4,905	143,471
		9,954,420
Health Care Technology - 0.4%
American Well Corp. (a)	191,078	223,561
Computer Programs & Systems, Inc. (a)	11,155	177,811
Definitive Healthcare Corp. (a)(b)	24,049	192,152
Health Catalyst, Inc. (a)	19,968	202,076
HealthStream, Inc.	11,435	246,767
MultiPlan Corp. Class A (a)	308,076	517,568
Nextgen Healthcare, Inc. (a)	18,573	440,737
Sharecare, Inc. Class A (a)	226,741	213,227
Veradigm, Inc. (a)	84,898	1,115,560
		3,329,459
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	23,688	129,100
BioLife Solutions, Inc. (a)	2,344	32,371
Codexis, Inc. (a)	46,387	87,671
CryoPort, Inc. (a)	4,691	64,314
MaxCyte, Inc. (a)	63,539	198,242
Nanostring Technologies, Inc. (a)	3,081	5,299
Nautilus Biotechnology, Inc. (a)	38,607	121,998
OmniAb, Inc. (a)(b)	73,169	379,747
Pacific Biosciences of California, Inc. (a)	89,040	743,484
Quanterix Corp. (a)	23,165	628,698
Quantum-Si, Inc. (a)(b)	80,694	133,952
Seer, Inc. (a)	45,566	100,701
SomaLogic, Inc. Class A (a)(b)	118,179	282,448
		2,908,025
Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (a)	95,438	402,748
ANI Pharmaceuticals, Inc. (a)	2,755	159,955
Arvinas Holding Co. LLC (a)	2,280	44,779
Assertio Holdings, Inc. (a)(b)	69,260	177,306
Atea Pharmaceuticals, Inc. (a)	59,030	177,090
Biote Corp. Class A (a)	5,530	28,314
Cara Therapeutics, Inc. (a)	37,770	63,454
Citius Pharmaceuticals, Inc. (a)(b)	82,431	56,416
CorMedix, Inc. (a)(b)	4,223	15,625
Edgewise Therapeutics, Inc. (a)	33,441	191,617
Enliven Therapeutics, Inc. (a)(b)	18,137	247,751
Eyepoint Pharmaceuticals, Inc. (a)(b)	9,340	74,627
Ikena Oncology, Inc. (a)	19,063	82,543
Innoviva, Inc. (a)(b)	42,061	546,372
Ligand Pharmaceuticals, Inc. Class B (a)	11,073	663,494
Liquidia Corp. (a)	11,465	72,688
Longboard Pharmaceuticals, Inc. (a)	7,580	42,145
NGM Biopharmaceuticals, Inc. (a)	32,240	34,497
Novartis AG rights (a)(c)	31,059	0
Nuvation Bio, Inc. (a)	111,277	149,111
Omeros Corp. (a)(b)	27,695	80,869
Phathom Pharmaceuticals, Inc. (a)(b)	18,231	189,055
Phibro Animal Health Corp. Class A	11,191	142,909
Prestige Brands Holdings, Inc. (a)	38,846	2,221,603
Rain Oncology, Inc. (a)	9,340	8,049
Scilex Holding Co.	41,080	54,636
Taro Pharmaceutical Industries Ltd. (a)	6,355	239,647
Tarsus Pharmaceuticals, Inc. (a)(b)	18,392	326,826
Terns Pharmaceuticals, Inc. (a)	11,956	60,139
Theravance Biopharma, Inc. (a)(b)	44,810	386,710
Theseus Pharmaceuticals, Inc. (a)(b)	15,077	40,557
Third Harmonics Bio, Inc. (b)	14,885	95,115
Trevi Therapeutics, Inc. (a)	33,877	73,852
WAVE Life Sciences (a)	46,281	266,116
Zevra Therapeutics, Inc. (a)(b)	26,956	129,928
		7,546,543
TOTAL HEALTH CARE		75,711,418
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	26,925	1,602,845
AerSale Corp. (a)(b)	20,283	303,028
Archer Aviation, Inc. Class A (a)(b)	119,911	606,750
Astronics Corp. (a)	20,494	325,035
Ducommun, Inc. (a)	10,141	441,235
Kaman Corp.	22,231	436,839
Kratos Defense & Security Solutions, Inc. (a)	97,957	1,471,314
Moog, Inc. Class A	17,745	2,004,475
National Presto Industries, Inc.	4,067	294,695
Park Aerospace Corp.	14,601	226,754
Parsons Corp. (a)	17,438	947,755
Terran Orbital Corp. Class A (a)(b)	59,137	49,226
Triumph Group, Inc. (a)	50,207	384,586
V2X, Inc. (a)	9,007	465,302
Virgin Galactic Holdings, Inc. (a)(b)	86,029	154,852
		9,714,691
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	43,988	918,030
Hub Group, Inc. Class A (a)	24,559	1,928,864
Radiant Logistics, Inc. (a)	28,838	162,935
		3,009,829
Building Products - 1.7%
American Woodmark Corp. (a)	12,001	907,396
Apogee Enterprises, Inc.	10,748	506,016
AZZ, Inc.	19,368	882,793
Gibraltar Industries, Inc. (a)	10,522	710,340
Griffon Corp.	13,740	545,066
Insteel Industries, Inc.	14,739	478,428
Jeld-Wen Holding, Inc. (a)	66,389	886,957
MasterBrand, Inc.	101,434	1,232,423
Quanex Building Products Corp.	25,994	732,251
Resideo Technologies, Inc. (a)	114,385	1,807,283
UFP Industries, Inc.	39,845	4,080,128
Zurn Elkay Water Solutions Cor (b)	92,716	2,597,902
		15,366,983
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	51,878	2,075,639
ACCO Brands Corp.	72,161	414,204
Aris Water Solution, Inc. Class A	21,975	219,311
BrightView Holdings, Inc. (a)	32,535	252,146
CECO Environmental Corp. (a)	23,485	375,055
Cimpress PLC (a)	6,013	420,970
CompX International, Inc. Class A	1,233	22,921
CoreCivic, Inc. (a)	88,716	998,055
Deluxe Corp.	34,141	644,923
Ennis, Inc.	19,995	424,294
Enviri Corp. (a)	61,421	443,460
Healthcare Services Group, Inc.	2,936	30,622
Heritage-Crystal Clean, Inc. (a)	11,532	522,976
HNI Corp.	32,765	1,134,652
Interface, Inc.	45,053	441,970
Li-Cycle Holdings Corp. (a)(b)	109,123	387,387
Liquidity Services, Inc. (a)	7,695	135,586
Matthews International Corp. Class A	17,129	666,489
Millerknoll, Inc.	59,562	1,456,291
NL Industries, Inc.	6,528	31,008
OpenLane, Inc. (a)	83,877	1,251,445
Performant Financial Corp. (a)	12,689	28,677
Quad/Graphics, Inc. (a)	24,982	125,659
Steelcase, Inc. Class A	72,678	811,813
The GEO Group, Inc. (a)	93,818	767,431
UniFirst Corp.	11,719	1,910,314
VSE Corp.	10,010	504,904
		16,498,202
Construction & Engineering - 1.0%
API Group Corp. (a)	53,967	1,399,364
Arcosa, Inc.	37,969	2,729,971
Argan, Inc.	9,941	452,514
Concrete Pumping Holdings, Inc. (a)	8,638	74,114
Eneti, Inc.	18,911	190,623
Fluor Corp. (a)	7,771	285,196
Granite Construction, Inc.	29,894	1,136,570
Great Lakes Dredge & Dock Corp. (a)	51,234	408,335
INNOVATE Corp. (a)(b)	33,538	54,332
Limbach Holdings, Inc. (a)	5,851	185,652
Northwest Pipe Co. (a)	7,599	229,262
Primoris Services Corp.	38,751	1,268,320
Southland Holdings, Inc. (a)(b)	2,695	16,359
Sterling Construction Co., Inc. (a)	2,907	213,606
Tutor Perini Corp. (a)	32,917	257,740
		8,901,958
Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc. (a)	41,881	176,319
Blink Charging Co. (a)(b)	19,808	60,612
Encore Wire Corp.	12,569	2,293,340
Energy Vault Holdings, Inc. Class A (a)(b)	77,961	198,801
EnerSys	2,199	208,179
Eos Energy Enterprises, Inc. (a)(b)	8,206	17,643
ESS Tech, Inc. Class A (a)(b)	72,911	137,073
FuelCell Energy, Inc. (a)(b)	322,592	412,918
GrafTech International Ltd. (b)	66,140	253,316
LSI Industries, Inc.	5,273	83,735
Powell Industries, Inc.	7,223	598,787
Preformed Line Products Co.	1,061	172,497
SES AI Corp. Class A (a)	88,587	201,092
Stem, Inc. (a)(b)	112,161	475,563
Thermon Group Holdings, Inc. (a)	23,276	639,392
		5,929,267
Ground Transportation - 0.5%
ArcBest Corp.	11,497	1,168,670
Covenant Transport Group, Inc. Class A	6,493	284,718
FTAI Infrastructure LLC	77,237	248,703
Heartland Express, Inc.	36,273	532,850
Marten Transport Ltd.	9,163	180,603
P.A.M. Transportation Services, Inc. (a)	4,293	92,514
RXO, Inc.	12,095	238,634
TuSimple Holdings, Inc. (a)(b)	131,755	205,538
Universal Logistics Holdings, Inc.	5,223	131,515
Werner Enterprises, Inc.	42,121	1,640,613
		4,724,358
Machinery - 2.6%
3D Systems Corp. (a)	100,034	491,167
Albany International Corp. Class A	3,066	264,534
Astec Industries, Inc.	17,926	844,494
Barnes Group, Inc.	38,157	1,296,193
Blue Bird Corp. (a)	12,715	271,465
Chart Industries, Inc. (a)	13,013	2,200,759
CIRCOR International, Inc. (a)	1,699	94,719
Columbus McKinnon Corp. (NY Shares)	21,913	764,983
Commercial Vehicle Group, Inc. (a)	22,090	171,418
Desktop Metal, Inc. (a)(b)	217,928	318,175
EnPro Industries, Inc.	16,446	1,993,091
ESCO Technologies, Inc.	8,454	882,936
Gencor Industries, Inc. (a)	8,084	114,227
Gorman-Rupp Co.	14,086	463,429
Hillman Solutions Corp. Class A (a)	153,597	1,267,175
Hyliion Holdings Corp. Class A (a)(b)	117,901	139,123
Kennametal, Inc.	63,120	1,570,426
Luxfer Holdings PLC sponsored	21,551	281,241
Manitowoc Co., Inc. (a)	27,469	413,408
Mayville Engineering Co., Inc. (a)	8,288	90,919
Microvast Holdings, Inc. (a)(b)	83,541	157,892
Miller Industries, Inc.	8,049	315,601
Mueller Industries, Inc.	24,881	1,870,056
Nikola Corp. (a)(b)	485,800	762,706
Park-Ohio Holdings Corp.	6,474	128,897
Proto Labs, Inc. (a)	20,582	543,365
REV Group, Inc.	24,851	397,616
SPX Technologies, Inc. (a)	6,029	490,761
Standex International Corp.	1,778	259,037
Tennant Co.	6,825	506,074
Terex Corp.	22,215	1,280,028
The Greenbrier Companies, Inc.	23,838	953,520
Titan International, Inc. (a)	41,340	555,196
Trinity Industries, Inc.	51,892	1,263,570
		23,418,201
Marine Transportation - 0.5%
Costamare, Inc.	37,826	363,886
Eagle Bulk Shipping, Inc. (b)	7,332	308,164
Genco Shipping & Trading Ltd. (b)	33,463	468,147
Golden Ocean Group Ltd. (b)	96,556	760,861
Himalaya Shipping Ltd.	4,923	23,778
Matson, Inc.	27,881	2,473,602
Pangaea Logistics Solutions Ltd.	28,017	164,740
Safe Bulkers, Inc.	50,813	164,634
		4,727,812
Passenger Airlines - 0.7%
Allegiant Travel Co.	11,118	854,529
Blade Air Mobility, Inc. (a)	48,126	124,646
Hawaiian Holdings, Inc. (a)(b)	39,386	249,313
JetBlue Airways Corp. (a)	257,706	1,185,448
Joby Aviation, Inc. (a)(b)	145,522	938,617
SkyWest, Inc. (a)	34,288	1,438,039
Spirit Airlines, Inc.	85,449	1,409,909
Sun Country Airlines Holdings, Inc. (a)	13,039	193,499
		6,394,000
Professional Services - 1.2%
Alight, Inc. Class A (a)	311,006	2,205,033
ASGN, Inc. (a)	27,862	2,275,768
Asure Software, Inc. (a)	12,070	114,182
Barrett Business Services, Inc.	378	34,111
BlackSky Technology, Inc. Class A (a)(b)	92,244	107,925
Conduent, Inc. (a)	135,631	471,996
First Advantage Corp.	39,246	541,202
FiscalNote Holdings, Inc. Class A (a)(b)	38,472	80,022
Heidrick & Struggles International, Inc.	15,557	389,236
HireRight Holdings Corp. (a)(b)	11,815	112,361
Kelly Services, Inc. Class A (non-vtg.)	24,948	453,804
Korn Ferry	40,917	1,941,102
MISTRAS Group, Inc. (a)	16,391	89,331
NV5 Global, Inc. (a)	1,142	109,895
Planet Labs PBC Class A (a)(b)	14,540	37,804
Resources Connection, Inc.	25,808	384,797
SkillSoft Corp. (a)	65,927	58,438
Sterling Check Corp. (a)(b)	23,263	293,579
TrueBlue, Inc. (a)	23,905	350,686
Willdan Group, Inc. (a)	9,523	194,555
		10,245,827
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)	37,843	2,920,344
BlueLinx Corp. (a)	6,833	560,921
Boise Cascade Co.	31,101	3,204,647
Distribution Solutions Group I (a)	698	18,148
DXP Enterprises, Inc. (a)	11,012	384,759
EVI Industries, Inc. (a)	598	14,842
GATX Corp.	25,896	2,818,262
Global Industrial Co.	2,237	74,940
GMS, Inc. (a)	21,973	1,405,613
Hudson Technologies, Inc. (a)	28,825	383,373
MRC Global, Inc. (a)	43,345	444,286
NOW, Inc. (a)	83,538	991,596
Rush Enterprises, Inc.:
Class A	54,181	2,212,210
Class B (b)	2,151	97,419
Textainer Group Holdings Ltd.	32,514	1,211,147
Titan Machinery, Inc. (a)	16,182	430,118
Veritiv Corp.	10,257	1,732,407
Willis Lease Finance Corp. (a)	2,312	97,798
Xometry, Inc. (a)(b)	23,734	403,003
		19,405,833
TOTAL INDUSTRIALS		128,336,961
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.4%
ADTRAN Holdings, Inc.	61,737	508,096
Aviat Networks, Inc. (a)	8,675	270,660
Comtech Telecommunications Corp.	21,212	185,605
Digi International, Inc. (a)	3,109	83,943
DZS, Inc. (a)	16,386	34,411
KVH Industries, Inc. (a)	15,135	77,189
NETGEAR, Inc. (a)	22,218	279,725
NetScout Systems, Inc. (a)	53,377	1,495,624
Ribbon Communications, Inc. (a)	70,157	188,021
Viavi Solutions, Inc. (a)	30,319	277,116
		3,400,390
Electronic Equipment, Instruments & Components - 2.2%
908 Devices, Inc. (a)(b)	17,108	113,939
Aeva Technologies, Inc. (a)	60,257	46,091
Arlo Technologies, Inc. (a)	8,188	84,336
Bel Fuse, Inc. Class B (non-vtg.)	7,687	366,824
Belden, Inc.	12,682	1,224,447
Benchmark Electronics, Inc.	27,687	671,687
Climb Global Solutions, Inc.	562	24,172
Daktronics, Inc. (a)	29,665	264,612
ePlus, Inc. (a)	19,653	1,248,359
Evolv Technologies Holdings, Inc. (a)(b)	72,418	351,951
FARO Technologies, Inc. (a)	13,649	207,874
Iteris, Inc. (a)	16,151	66,865
Itron, Inc. (a)	32,200	1,950,676
Kimball Electronics, Inc. (a)	14,224	389,453
Knowles Corp. (a)	69,972	1,036,285
Methode Electronics, Inc. Class A	27,611	630,911
Mirion Technologies, Inc. Class A (a)	156,273	1,167,359
nLIGHT, Inc. (a)	34,227	355,961
Par Technology Corp. (a)(b)	19,337	745,248
PC Connection, Inc.	8,955	478,018
Plexus Corp. (a)	2,385	221,757
Richardson Electronics Ltd.	9,577	104,677
Rogers Corp. (a)	3,621	476,053
Sanmina Corp. (a)	42,740	2,319,927
ScanSource, Inc. (a)	19,283	584,468
Smartrent, Inc. (a)(b)	144,810	377,954
TTM Technologies, Inc. (a)	79,609	1,025,364
Vishay Intertechnology, Inc.	100,850	2,493,012
Vishay Precision Group, Inc. (a)	9,597	322,267
Vuzix Corp. (a)(b)	46,440	168,577
		19,519,124
IT Services - 0.2%
Brightcove, Inc. (a)	33,858	111,393
Fastly, Inc. Class A (a)	15,436	295,908
Grid Dynamics Holdings, Inc. (a)	8,604	104,797
Hackett Group, Inc.	1,674	39,490
Information Services Group, Inc.	13,380	58,604
Rackspace Technology, Inc. (a)(b)	48,850	114,798
Squarespace, Inc. Class A (a)	24,370	705,999
Tucows, Inc. (a)(b)	4,560	93,070
Unisys Corp. (a)	51,918	179,117
		1,703,176
Semiconductors & Semiconductor Equipment - 1.7%
ACM Research, Inc. (a)	31,607	572,245
Alpha & Omega Semiconductor Ltd. (a)	18,111	540,432
Ambarella, Inc. (a)	11,502	609,951
Amkor Technology, Inc.	80,218	1,812,927
Atomera, Inc. (a)(b)	4,636	29,021
CEVA, Inc. (a)	2,043	39,614
Cohu, Inc. (a)	36,534	1,258,231
Diodes, Inc. (a)	7,592	598,553
Ichor Holdings Ltd. (a)	22,229	688,210
indie Semiconductor, Inc. (a)(b)	7,794	49,102
Kulicke & Soffa Industries, Inc.	12,971	630,780
Maxeon Solar Technologies Ltd. (a)(b)	7,439	86,218
Navitas Semiconductor Corp. (a)(b)	71,955	500,087
NVE Corp. (b)	480	39,427
Onto Innovation, Inc. (a)	5,534	705,696
Photronics, Inc. (a)	47,852	967,089
Semtech Corp. (a)	49,858	1,283,844
SMART Global Holdings, Inc. (a)	29,449	717,083
Synaptics, Inc. (a)	28,356	2,536,161
Ultra Clean Holdings, Inc. (a)	34,882	1,034,949
Veeco Instruments, Inc. (a)(b)	40,000	1,124,400
		15,824,020
Software - 0.9%
ACI Worldwide, Inc. (a)	11,743	264,922
Adeia, Inc.	10,991	117,384
American Software, Inc. Class A	5,665	64,921
Aurora Innovation, Inc. (a)(b)	261,751	615,115
Bit Digital, Inc. (a)(b)	47,186	100,978
C3.ai, Inc. (a)(b)	11,365	290,035
Cerence, Inc. (a)	31,713	645,994
Cipher Mining, Inc. (a)(b)	30,016	69,937
Cleanspark, Inc. (a)(b)	76,301	290,707
CommVault Systems, Inc. (a)	2,042	138,060
Consensus Cloud Solutions, Inc. (a)	6,591	165,961
CS Disco, Inc. (a)	17,844	118,484
Digital Turbine, Inc. (a)	55,929	338,370
E2open Parent Holdings, Inc. (a)(b)	133,093	604,242
Ebix, Inc. (b)	15,213	150,304
EverCommerce, Inc. (a)	4,641	46,549
Liveramp Holdings, Inc. (a)	51,668	1,490,105
Matterport, Inc. (a)(b)	198,390	430,506
MeridianLink, Inc. (a)(b)	6,767	115,445
Mitek Systems, Inc. (a)	2,306	24,720
N-able, Inc. (a)	5,747	74,136
Nextnav, Inc. (a)(b)	3,623	18,622
Olo, Inc. (a)	34,881	211,379
ON24, Inc.	25,228	159,693
Onespan, Inc. (a)	2,255	24,241
PROS Holdings, Inc. (a)	10,054	348,069
Riot Platforms, Inc. (a)(b)	40,512	377,977
SolarWinds, Inc. (a)	39,154	369,614
TeraWulf, Inc. (a)(b)	104,735	131,966
Verint Systems, Inc. (a)	3,548	81,569
Xperi, Inc.	34,021	335,447
		8,215,452
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	7,824	210,231
CompoSecure, Inc. (a)(b)	779	5,025
Eastman Kodak Co. (a)	44,415	186,987
Immersion Corp.	24,687	163,181
Intevac, Inc. (a)	19,870	61,796
IonQ, Inc. (a)(b)	106,354	1,582,548
Turtle Beach Corp. (a)	12,067	109,508
Xerox Holdings Corp.	90,010	1,412,257
		3,731,533
TOTAL INFORMATION TECHNOLOGY		52,393,695
MATERIALS - 4.9%
Chemicals - 1.4%
AdvanSix, Inc.	20,699	643,325
American Vanguard Corp.	17,216	188,171
Aspen Aerogels, Inc. (a)	39,814	342,400
Avient Corp.	70,689	2,496,735
Chase Corp.	847	107,764
Core Molding Technologies, Inc. (a)	5,714	162,792
Danimer Scientific, Inc. (a)(b)	67,730	140,201
Ecovyst, Inc. (a)	58,036	571,074
FutureFuel Corp.	20,652	148,075
H.B. Fuller Co.	4,493	308,265
Innospec, Inc.	2,365	241,703
Intrepid Potash, Inc. (a)	8,253	207,645
Koppers Holdings, Inc.	15,644	618,720
Kronos Worldwide, Inc. (b)	17,429	135,075
LSB Industries, Inc. (a)	43,423	444,217
Mativ, Inc.	42,779	610,029
Minerals Technologies, Inc.	25,411	1,391,506
Origin Materials, Inc. Class A (a)(b)	89,555	114,630
Perimeter Solutions SA (a)(b)	121,583	551,987
PureCycle Technologies, Inc. (a)(b)	70,707	396,666
Rayonier Advanced Materials, Inc. (a)	50,070	177,248
Stepan Co.	14,646	1,098,011
Trinseo PLC	27,165	221,938
Tronox Holdings PLC	91,581	1,230,849
Valhi, Inc. (b)	1,607	21,309
		12,570,335
Construction Materials - 0.6%
Knife River Holding Co. (b)	44,254	2,160,923
Summit Materials, Inc.	93,381	2,907,884
		5,068,807
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	19,165	1,280,414
Class B	3,912	260,383
O-I Glass, Inc. (a)	17,859	298,781
Pactiv Evergreen, Inc.	31,739	258,038
Ranpak Holdings Corp. (A Shares) (a)	33,730	183,491
TriMas Corp.	32,292	799,550
		3,080,657
Metals & Mining - 2.5%
5E Advanced Materials, Inc. (a)(b)	4,058	9,171
Alpha Metallurgical Resources	9,103	2,364,322
Arch Resources, Inc.	14,331	2,445,728
Caledonia Mining Corp. PLC	12,677	124,995
Carpenter Technology Corp.	37,665	2,531,465
Coeur d'Alene Mines Corp. (a)(b)	259,554	576,210
Commercial Metals Co.	91,637	4,527,784
Constellium NV (a)	37,484	682,209
Contango ORE, Inc. (a)(b)	1,514	27,464
Dakota Gold Corp. (a)	12,074	31,151
Haynes International, Inc.	9,790	455,431
Hecla Mining Co.	378,139	1,478,523
i-80 Gold Corp. (a)	136,461	208,785
Kaiser Aluminum Corp.	628	47,263
Olympic Steel, Inc.	7,737	434,897
Piedmont Lithium, Inc. (a)(b)	9,422	374,053
PolyMet Mining Corp. (a)	25,726	53,510
Ramaco Resources, Inc. (b)	21,772	239,274
Ramaco Resources, Inc. Class B	812	9,687
Ryerson Holding Corp.	17,607	512,188
Schnitzer Steel Industries, Inc. Class A	20,196	562,459
SunCoke Energy, Inc.	65,455	664,368
TimkenSteel Corp. (a)	34,052	739,609
Tredegar Corp.	21,049	113,875
Warrior Metropolitan Coal, Inc.	40,456	2,066,492
Worthington Industries, Inc.	24,045	1,486,462
		22,767,375
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	13,182	477,848
Glatfelter Corp. (a)	34,307	68,614
		546,462
TOTAL MATERIALS		44,033,636
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Acadia Realty Trust (SBI)	74,353	1,066,966
Alexander & Baldwin, Inc.	58,824	984,126
Alpine Income Property Trust, Inc.	12,081	197,645
American Assets Trust, Inc.	39,482	767,925
Apartment Investment & Management Co. Class A	115,802	787,454
Apple Hospitality (REIT), Inc.	170,460	2,614,856
Armada Hoffler Properties, Inc.	55,654	569,897
Braemar Hotels & Resorts, Inc.	53,189	147,334
Brandywine Realty Trust (SBI)	137,807	625,644
Broadstone Net Lease, Inc.	149,672	2,140,310
BRT Apartments Corp.	10,678	184,409
CareTrust (REIT), Inc.	72,395	1,484,098
CBL & Associates Properties, Inc.	5,551	116,460
Centerspace	12,115	730,050
Chatham Lodging Trust	38,736	370,704
City Office REIT, Inc.	33,627	142,915
Clipper Realty, Inc.	1,528	7,915
Community Healthcare Trust, Inc.	7,665	227,651
COPT Defense Properties (SBI)	89,298	2,127,971
CTO Realty Growth, Inc. (b)	18,395	298,183
DiamondRock Hospitality Co.	165,921	1,332,346
Diversified Healthcare Trust (SBI)	186,898	362,582
Douglas Emmett, Inc.	129,988	1,658,647
Easterly Government Properties, Inc.	76,488	874,258
Elme Communities (SBI)	70,513	961,797
Empire State Realty Trust, Inc.	104,298	838,556
Equity Commonwealth	81,567	1,498,386
Essential Properties Realty Trust, Inc.	110,616	2,392,624
Farmland Partners, Inc.	38,538	395,400
Four Corners Property Trust, Inc.	62,104	1,378,088
Getty Realty Corp.	36,146	1,002,329
Gladstone Commercial Corp.	27,394	333,111
Gladstone Land Corp.	27,517	391,567
Global Medical REIT, Inc.	50,627	454,124
Global Net Lease, Inc.	154,346	1,483,265
Hersha Hospitality Trust	25,196	248,433
Hudson Pacific Properties, Inc.	109,336	727,084
Independence Realty Trust, Inc.	179,367	2,523,694
InvenTrust Properties Corp.	54,142	1,289,121
JBG SMITH Properties	86,468	1,250,327
Kite Realty Group Trust	172,044	3,685,182
LTC Properties, Inc.	32,898	1,057,013
LXP Industrial Trust (REIT)	229,589	2,043,342
National Health Investors, Inc.	29,885	1,534,894
NETSTREIT Corp.	55,575	865,859
NexPoint Diversified Real Estate Trust	26,126	227,557
NexPoint Residential Trust, Inc.	12,739	409,941
Office Properties Income Trust	40,367	165,505
One Liberty Properties, Inc.	14,113	266,312
Orion Office (REIT), Inc.	47,548	247,725
Outfront Media, Inc.	63,067	636,977
Paramount Group, Inc.	145,420	671,840
Peakstone Realty Trust (b)	28,379	472,227
Pebblebrook Hotel Trust	95,855	1,302,669
Phillips Edison & Co., Inc.	77,740	2,607,400
Physicians Realty Trust	189,268	2,307,177
Piedmont Office Realty Trust, Inc. Class A	99,714	560,393
Plymouth Industrial REIT, Inc.	34,940	731,993
Postal Realty Trust, Inc.	17,046	230,121
Potlatch Corp.	62,415	2,833,017
Retail Opportunity Investments Corp.	98,035	1,213,673
RLJ Lodging Trust	123,953	1,213,500
RPT Realty	69,277	731,565
Sabra Health Care REIT, Inc.	182,619	2,545,709
Safehold, Inc.	34,473	613,619
Saul Centers, Inc.	1,385	48,849
Service Properties Trust	130,067	1,000,215
SITE Centers Corp.	151,351	1,866,158
SL Green Realty Corp.	51,058	1,904,463
Star Holdings	10,378	129,933
Summit Hotel Properties, Inc.	84,168	488,174
Sunstone Hotel Investors, Inc.	164,815	1,541,020
Tanger Factory Outlet Centers, Inc.	43,391	980,637
Terreno Realty Corp.	64,714	3,675,755
The Macerich Co.	170,838	1,863,843
UMH Properties, Inc.	38,129	534,569
Uniti Group, Inc.	188,488	889,663
Urban Edge Properties	90,933	1,387,638
Veris Residential, Inc.	61,851	1,020,542
Whitestone REIT Class B	40,428	389,322
Xenia Hotels & Resorts, Inc.	86,967	1,024,471
		84,908,714
Real Estate Management & Development - 0.9%
American Realty Investments, Inc. (a)	1,104	16,140
Anywhere Real Estate, Inc. (a)	76,261	490,358
Compass, Inc. (a)	33,184	96,234
Cushman & Wakefield PLC (a)	130,187	992,025
Digitalbridge Group, Inc.	86,842	1,526,682
Douglas Elliman, Inc.	64,932	146,746
Forestar Group, Inc. (a)	14,357	386,778
FRP Holdings, Inc. (a)	5,166	278,809
Kennedy-Wilson Holdings, Inc.	93,671	1,380,711
Marcus & Millichap, Inc.	11,542	338,642
Maui Land & Pineapple, Inc. (a)	467	6,188
Newmark Group, Inc.	107,861	693,546
Opendoor Technologies, Inc. (a)	405,313	1,070,026
RE/MAX Holdings, Inc.	13,708	177,382
Stratus Properties, Inc.	4,343	118,998
Tejon Ranch Co. (a)	16,434	266,559
The RMR Group, Inc.	4,026	98,718
Transcontinental Realty Investors, Inc. (a)	1,589	48,655
		8,133,197
TOTAL REAL ESTATE		93,041,911
UTILITIES - 4.1%
Electric Utilities - 1.2%
Allete, Inc.	45,269	2,390,203
Genie Energy Ltd. Class B	7,401	109,017
MGE Energy, Inc.	14,035	961,538
Otter Tail Corp. (b)	15,240	1,157,021
PNM Resources, Inc.	59,761	2,665,938
Portland General Electric Co.	75,871	3,071,258
		10,354,975
Gas Utilities - 1.5%
Brookfield Infrastructure Corp. A Shares (b)	69,941	2,471,715
Chesapeake Utilities Corp.	4,892	478,193
New Jersey Resources Corp.	36,226	1,471,862
Northwest Natural Holding Co.	28,375	1,082,790
ONE Gas, Inc.	43,370	2,961,304
RGC Resources, Inc.	5,956	103,039
Southwest Gas Holdings, Inc.	48,385	2,922,938
Spire, Inc.	40,496	2,291,264
		13,783,105
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	51,004	267,771
Ormat Technologies, Inc. (b)	14,920	1,043,206
Sunnova Energy International, Inc. (a)(b)	41,094	430,254
		1,741,231
Multi-Utilities - 0.8%
Avista Corp.	59,160	1,915,009
Black Hills Corp.	52,282	2,644,946
NorthWestern Energy Corp.	47,128	2,264,972
Unitil Corp.	9,022	385,330
		7,210,257
Water Utilities - 0.4%
Artesian Resources Corp. Class A	2,145	90,069
California Water Service Group	31,123	1,472,429
Consolidated Water Co., Inc.	8,597	244,499
SJW Group	25,094	1,508,400
		3,315,397
TOTAL UTILITIES		36,404,965
TOTAL COMMON STOCKS (Cost $946,984,436)		896,328,684

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $97,881)	100,000	97,892

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g) (Cost $68,886,510)	68,879,622	68,886,510

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $1,015,968,827)	965,313,086
NET OTHER ASSETS (LIABILITIES) - (7.3)% (h)	(65,940,500)
NET ASSETS - 100.0%	899,372,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	30	Dec 2023	2,697,900	(51,109)	(51,109)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,892.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $99,246 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,009,758	57,447,971	59,457,729	27,351	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	52,540,381	85,453,985	69,107,856	357,746	-	-	68,886,510	0.3%
Total	54,550,139	142,901,956	128,565,585	385,097	-	-	68,886,510

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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